Key Management Personnel Disclosures - Summary of Number of Options Over Ordinary Shares in Parent Entity (Detail)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0
Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	24,765,441	29,283,460	29,733,460
Granted	0	0	0
Exercised	0	0	0
Other changes	(764,841)	(4,518,019)	(450,000)
Balance at end of the year Number	24,000,600	24,765,441	29,283,460
Vested and exercisable	24,000,600	24,765,441	29,283,460
Unvested	0	0	0
Ms Lucy Turnbull A O [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year		4,439,894	4,439,894
Granted	0	0	0
Exercised	0	0	0
Other changes		(4,439,894)
Balance at end of the year Number			4,439,894
Vested and exercisable			4,439,894
Unvested	0	0	0
Mr Albert Wong [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0	0
Exercised	0	0	0
Unvested	0	0	0
Dr Russell Howard [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0	0
Exercised	0	0	0
Unvested	0	0	0
Mr Pete Meyers [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0	0	0
Exercised	0	0	0
Unvested	0	0	0
Mr Marc Voigt [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	643,629	721,754	1,171,754
Granted	0	0	0
Exercised	0	0	0
Other changes	(643,629)	(78,125)	(450,000)
Balance at end of the year Number		643,629	721,754
Vested and exercisable		643,629	721,754
Unvested	0	0	0
Ms Deanne Miller [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	121,212	121,212	121,212
Granted	0	0	0
Exercised	0	0	0
Other changes	(121,212)
Balance at end of the year Number		121,212	121,212
Vested and exercisable		121,212	121,212
Unvested	0	0	0
Dr Frederic Triebel [member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Balance at start of the year	24,000,600	24,000,600	24,000,600
Granted	0	0	0
Exercised	0	0	0
Balance at end of the year Number	24,000,600	24,000,600	24,000,600
Vested and exercisable	24,000,600	24,000,600	24,000,600
Unvested	0	0	0
Mr grant chamberlain [Member] | Options over ordinary shares [member]
Disclosure of number and weighted average exercise price of outstanding share options [line items]
Granted	0
Exercised	0
Unvested	0